Average Annual Total Returns - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023
Fidelity Stock Selector All Cap Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(19.48%)
Past 5 years	8.48%
Past 10 years	11.93%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
WA006
Average Annual Return:
Past 1 year	(19.53%)
Past 5 years	8.65%
Past 10 years	12.03%